Cover	May 20, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2022
Entity File Number	001-35817
Entity Registrant Name	VYANT BIO, INC.
Entity Central Index Key	0001349929
Entity Tax Identification Number	04-3462475
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2 Executive Campus
Entity Address, Address Line Two	2370 State Route 70
Entity Address, Address Line Three	Suite 310
Entity Address, City or Town	Cherry Hill
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08002
City Area Code	(201)
Local Phone Number	479-8126
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VYNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false